Accrued liabilities and provisions - Additional information (Details)		9 Months Ended
	Aug. 18, 2022 item	Sep. 30, 2023 item	Sep. 07, 2023 USD ($)	Apr. 14, 2023 USD ($)	Feb. 24, 2023 USD ($)
Disclosure of accrued liabilities and provisions [Line Items]
Minimum period of sentence in prison	64 months
Fine of current monthly legal minimum salaries in Colombia. | item	66.66
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-workers of who acted as ex-president in property and ex-president in charge | item		2
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Amount plus interest to be received in court of arbitration			$ 1,000,000,000
Amount of cliam dismissed by court of arbitration			$ 400,000,000
Amount of harmful events generated by expense with respect to which there is no record					$ 9,240,927
Amount of harmful events that was approved and disbursed for refinery modernization project					$ 268,710,000
Amount of verified records as per technical report				$ 375,990,000
Amount of verified records as per technical report for start-up tests				186,000,000
Amount of verified records as per technical report for operation of the new refinery				189,900,000
Difference under examination as per technical report for the analyzed difference to be covered				$ 269,000,000